NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

26. NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is the amount of net income (loss) attributable to each share of ordinary shares outstanding during the reporting period. Diluted net income (loss) per share is the amount of net income (loss) attributable to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. 1,098,514,498 and 932,877,749 preferred shares on a weighted average basis were excluded from the computation of diluted net income (loss) per share for the years ended December 31, 2019 and 2020 because of their anti-dilutive effect. The obligation to issue ordinary shares in relation to the acquisition of Zhonghuan which was 10,515,625 shares on a weighted average basis were excluded from the calculation of diluted net income (loss) per share for the year ended December 31, 2019, due to the anti-dilutive effect. 41,217,159 non-vested share options and 31,140 non-vested RSUs on a weighted average basis were excluded from the calculation of diluted net loss per share for the year ended December 31, 2021 because of their anti-dilutive effect.

The following table sets forth the computation of basic and diluted net income (loss) per share for the years and periods indicated:

	For the Year Ended December 31,
	2019	2020	2021

	(RMB in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to KE Holdings Inc.	(2,183,546)	2,777,592	(524,129)
Accretion on Series B Preferred Shares to redemption value	(366,440)	(242,270)	—
Accretion on Series C Preferred Shares to redemption value	(829,746)	(554,415)	—
Accretion on Series D Preferred Shares to redemption value	(587,753)	(519,201)	—
Accretion on Series D+ Preferred Shares to redemption value	(82,589)	(439,342)	—
Income allocation to participating preferred shares	—	(301,898)	—
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(4,050,074)	720,466	(524,129)

Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	1,378,235,522	2,226,264,859	3,549,121,628
Dilutive effect of the obligation to issue ordinary shares in relation to the acquisition of Zhonghuan	—	6,375,753	—
Adjustments for dilutive share options	—	34,690,279	—
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	1,378,235,522	2,267,330,891	3,549,121,628
Net income (loss) per share attributable to ordinary shareholders:
—Basic	(2.94)	0.32	(0.15)
—Diluted	(2.94)	0.32	(0.15)